CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Allowance for loss	$ 41,025	$ 23,959
Accumulated amortization	$ 52,211	$ 34,854
Preferred stock, par value	$ 0.25	$ 0.25
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.25	$ 0.25
Common stock, shares authorized	175,000	175,000
Common stock, shares issued	54,165	53,280